12. Exploration costs (Tables)	6 Months Ended
Jun. 30, 2016
Exploration Costs Tables
Exploration costs expensed
	Three months ended		Six months ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
United States	$305	$807	$576	$2,339
Mongolia	93	457	282	806
Other	49	65	87	82
	$447	$1,329	$945	$3,227